AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) $ in Millions	Dec. 31, 2025 USD ($) position	Dec. 31, 2024 USD ($) position
Number of Issues
Less than 12 months | position	1,388	2,257
12 months or more | position	788	867
Total | position	2,176	3,124
Gross Unrealized Losses
Less than 12 months	$ (145)	$ (295)
12 months or more	(340)	(372)
Total	(485)	(667)
Fair Value
Less than 12 months	8,239	11,700
12 months or more	4,360	5,488
Total	$ 12,599	$ 17,188
U.S. treasury and government
Number of Issues
Less than 12 months | position	10	6
12 months or more | position	28	19
Total | position	38	25
Gross Unrealized Losses
Less than 12 months	$ (12)	$ (7)
12 months or more	(29)	(36)
Total	(41)	(43)
Fair Value
Less than 12 months	17	54
12 months or more	107	87
Total	$ 124	$ 141
U.S. state and municipal
Number of Issues
Less than 12 months | position	52	174
12 months or more | position	83	190
Total | position	135	364
Gross Unrealized Losses
Less than 12 months	$ (5)	$ (20)
12 months or more	(16)	(10)
Total	(21)	(30)
Fair Value
Less than 12 months	357	851
12 months or more	255	280
Total	$ 612	$ 1,131
Foreign governments
Number of Issues
Less than 12 months | position	37	30
12 months or more | position	28	28
Total | position	65	58
Gross Unrealized Losses
Less than 12 months	$ (7)	$ (38)
12 months or more	(22)	(13)
Total	(29)	(51)
Fair Value
Less than 12 months	431	1,520
12 months or more	76	49
Total	$ 507	$ 1,569
Corporate debt securities
Number of Issues
Less than 12 months | position	1,156	1,669
12 months or more | position	575	590
Total | position	1,731	2,259
Gross Unrealized Losses
Less than 12 months	$ (95)	$ (172)
12 months or more	(216)	(305)
Total	(311)	(477)
Fair Value
Less than 12 months	6,569	7,199
12 months or more	3,287	4,949
Total	$ 9,856	$ 12,148
Residential mortgage-backed securities
Number of Issues
Less than 12 months | position	24	95
12 months or more | position	20	16
Total | position	44	111
Gross Unrealized Losses
Less than 12 months	$ 0	$ (4)
12 months or more	(2)	(1)
Total	(2)	(5)
Fair Value
Less than 12 months	64	227
12 months or more	100	61
Total	$ 164	$ 288
Commercial mortgage-backed securities
Number of Issues
Less than 12 months | position	40	104
12 months or more | position	29	9
Total | position	69	113
Gross Unrealized Losses
Less than 12 months	$ (9)	$ (25)
12 months or more	(23)	(5)
Total	(32)	(30)
Fair Value
Less than 12 months	210	667
12 months or more	290	27
Total	$ 500	$ 694
Collateralized debt securities
Number of Issues
Less than 12 months | position	69	179
12 months or more | position	25	15
Total | position	94	194
Gross Unrealized Losses
Less than 12 months	$ (17)	$ (29)
12 months or more	(32)	(2)
Total	(49)	(31)
Fair Value
Less than 12 months	591	1,182
12 months or more	245	35
Total	$ 836	$ 1,217